NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7%
	Communications - 2.3%
10,061	Expedia Group, Inc.	$2,150,539
13,334	New York Times Company (The), Class A	765,372
4,864	TKO Group Holdings, Inc.	982,333
		3,898,244
	Consumer Discretionary - 10.2%
7,545	Abercrombie & Fitch Company, Class A(a)	645,475
5,443	Boyd Gaming Corporation	470,547
9,921	Burlington Stores, Inc.(a)	2,524,894
29,444	Chewy, Inc., Class A(a)	1,191,010
11,018	Churchill Downs, Inc.	1,068,856
8,740	Crocs, Inc.(a)	730,227
12,758	Deckers Outdoor Corporation(a)	1,293,279
14,252	Gentex Corporation	403,332
4,041	Grand Canyon Education, Inc.(a)	887,080
13,135	Light & Wonder, Inc.(a)	1,102,552
11,810	Planet Fitness, Inc., Class A(a)	1,225,878
3,079	Ralph Lauren Corporation	965,451
18,425	Somnigroup International, Inc.	1,553,780
9,643	Texas Roadhouse, Inc.	1,602,185
10,190	Travel + Leisure Company	606,203
4,511	Wingstop, Inc.	1,135,328
		17,406,077
	Consumer Staples - 4.2%
9,284	BJ’s Wholesale Club Holdings, Inc.(a)	865,733
26,753	Colgate-Palmolive Company	2,138,635
8,051	e.l.f. Beauty, Inc.(a)	1,066,596
26,119	Hims & Hers Health, Inc.(a)	1,481,470
14,532	Sprouts Farmers Market, Inc.(a)	1,581,082
		7,133,516
	Energy - 3.3%
14,917	DT Midstream, Inc.	1,686,516
10,363	Matador Resources Company	465,610
27,260	ONEOK, Inc.	1,989,162
90,339	Permian Resources Corporation	1,156,339

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	Energy - 3.3% (Continued)
5,174	Weatherford International PLC	$354,057
		5,651,684
	Financials - 14.1%
17,946	Brown & Brown, Inc.	1,683,155
6,974	Cullen/Frost Bankers, Inc.	884,094
44,593	Equitable Holdings, Inc.	2,264,432
5,272	Evercore, Inc., Class A	1,778,351
7,110	Hamilton Lane, Inc., Class A	958,357
8,002	HOULIHAN LOKEY, INC.	1,642,971
44,848	Interactive Brokers Group, Inc., Class A	3,085,991
3,272	Kinsale Capital Group, Inc.	1,391,451
16,441	MGIC Investment Corporation	466,431
7,636	Pinnacle Financial Partners, Inc.	716,180
4,852	Primerica, Inc.	1,346,867
7,158	RenaissanceRe Holdings Ltd.	1,817,631
12,689	RLI Corporation	827,577
15,634	Ryan Specialty Group Holdings, Inc.	881,132
8,665	SEI Investments Company	735,225
31,061	SLM Corporation	859,769
10,737	Stifel Financial Corporation	1,218,327
16,719	Western Alliance Bancorp	1,449,872
		24,007,813
	Health Care - 9.8%
3,289	DaVita, Inc.(a)	437,009
13,616	DexCom, Inc.(a)	916,221
10,553	Encompass Health Corporation	1,340,442
8,033	Ensign Group, Inc. (The)	1,387,861
17,931	Globus Medical, Inc., Class A(a)	1,026,908
18,525	Halozyme Therapeutics, Inc.(a)	1,358,624
10,470	Lantheus Holdings, Inc.(a)	537,006
3,532	Medpace Holdings, Inc.(a)	1,816,014
14,372	Neurocrine Biosciences, Inc.(a)	2,017,541
3,708	Penumbra, Inc.(a)	939,311
27,644	Sarepta Therapeutics, Inc.(a)	532,700

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	Health Care - 9.8% (Continued)
7,821	Tenet Healthcare Corporation(a)	$1,587,976
6,429	United Therapeutics Corporation(a)	2,695,101
		16,592,714
	Industrials - 24.1%
10,982	AAON, Inc.	1,026,158
10,456	AECOM	1,364,194
3,598	Allegion plc	638,105
109,471	American Airlines Group, Inc.	1,230,454
12,660	BWX Technologies, Inc.	2,334,125
6,816	Chart Industries, Inc.(a)	1,364,222
7,370	Clean Harbors, Inc.(a)	1,711,461
4,719	Comfort Systems USA, Inc.	3,894,024
17,997	Core & Main, Inc., Class A(a)	968,779
5,086	Curtiss-Wright Corporation	2,761,393
10,418	Donaldson Company, Inc.	852,713
4,854	EMCOR Group, Inc.	3,152,867
9,036	ESAB Corporation	1,009,683
19,743	H&R Block, Inc.	998,404
8,336	ITT, Inc.	1,490,143
2,500	Lennox International, Inc.	1,323,400
4,784	Lincoln Electric Holdings, Inc.	1,128,211
3,454	Novanta, Inc.(a)	345,918
23,526	nVent Electric PLC	2,320,605
22,598	RB Global, Inc.	2,448,719
4,705	RBC Bearings, Inc.(a)	1,836,315
3,997	Saia, Inc.(a)	1,196,542
39,169	Tetra Tech, Inc.	1,307,461
4,371	TopBuild Corporation(a)	1,708,449
2,108	Watts Water Technologies, Inc., Class A	588,722
8,472	Woodward, Inc.	2,140,959
		41,142,026
	Materials - 6.8%
5,286	AptarGroup, Inc.	706,527
20,929	ATI, Inc.(a)	1,702,365

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	Materials - 6.8% (Continued)
18,499	Axalta Coating Systems Ltd.(a)	$529,441
5,123	Eagle Materials, Inc.	1,193,864
9,058	Ecolab, Inc.	2,480,623
9,644	Louisiana-Pacific Corporation	856,773
13,512	Owens Corning	1,911,408
11,743	RPM International, Inc.	1,384,265
4,309	Simpson Manufacturing Company, Inc.	721,585
		11,486,851
	Real Estate - 3.7%
18,108	American Homes 4 Rent, Class A	602,091
14,188	Equity LifeStyle Properties, Inc.	861,212
18,047	Gaming and Leisure Properties, Inc.	841,171
8,348	Lamar Advertising Company, Class A	1,021,962
15,060	Simon Property Group, Inc.	2,826,310
		6,152,746
	Technology - 17.3%
3,486	Appfolio, Inc., A(a)	960,951
4,089	Broadridge Financial Solutions, Inc.	973,877
4,866	Cirrus Logic, Inc.(a)	609,661
6,794	CommVault Systems, Inc.(a)	1,282,571
30,762	DocuSign, Inc.(a)	2,217,633
20,228	Doximity, Inc., Class A(a)	1,479,678
18,170	Dropbox, Inc., CLASS A(a)	548,916
4,923	DUOLINGO(a)	1,584,418
42,498	Dynatrace, Inc.(a)	2,059,028
9,604	Guidewire Software, Inc.(a)	2,207,575
13,505	HealthEquity, Inc.(a)	1,279,869
9,249	Manhattan Associates, Inc.(a)	1,895,860
3,951	Morningstar, Inc.	916,672
23,857	Okta, Inc.(a)	2,187,687
12,047	Paychex, Inc.	1,527,077
4,121	Paycom Software, Inc.	857,745
6,782	Paylocity Holding Corporation(a)	1,080,169
3,235	Qualys, Inc.(a)	428,088

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	Technology - 17.3% (Continued)
10,358	Shift4 Payments, Inc., Class A(a)	$801,709
38,368	Super Micro Computer, Inc.(a)	1,839,362
3,439	Tyler Technologies, Inc.(a)	1,799,147
3,157	Universal Display Corporation	453,440
3,628	WEX, Inc.(a)	571,519
		29,562,652
	Utilities - 0.9%
17,520	Public Service Enterprise Group, Inc.	1,462,219

	TOTAL COMMON STOCKS (Cost $160,941,146)	164,496,542

	EXCHANGE-TRADED FUNDS — 2.5%
	Equity - 2.5%
15,110	iShares Russell Mid-Cap Growth ETF	2,151,815
22,500	iShares S&P Mid-Cap 400 Growth ETF	2,157,525
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,326,316)	4,309,340

	TOTAL INVESTMENTS - 99.2% (Cost $165,267,462)	$168,805,882
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	1,362,375
	NET ASSETS - 100.0%	$170,168,257

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.